UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23340

Name of Fund:  Managed Account Series II
                                       BlackRock U.S. Mortgage Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Managed Account Series II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2024

Date of reporting period: 10/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable

OCTOBER 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
Managed Account Series II
BlackRock U.S. Mortgage Portfolio

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended October 31, 2023. Significantly tighter monetary policy helped to rein in inflation, as the annual increase in the Consumer Price Index declined to its long-term average of approximately 3% in October 2023. Meanwhile, real economic growth proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades before rising slightly. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7,
2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were solid during the period, as the durability of consumer spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. However, equity returns were uneven, as the performance of a few notable technology companies supported gains among large-capitalization U.S. stocks, while small-capitalization U.S.
stocks declined overall. Meanwhile, international developed market equities advanced, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period, but slowed and then paused its tightening later in the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for several pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries,
U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of October 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
1.39% 10.14%
U.S. small cap equities
(Russell 2000
®
Index)
(5.29) (8.56)
International equities (MSCI
Europe, Australasia, Far
East Index)
(7.88) 14.40
Emerging market equities
(MSCI Emerging Markets
Index)
(4.78) 10.80
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.63 4.77
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(9.70) (3.25)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(6.13) 0.36
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.65) 2.64
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
0.02 6.23
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of October 31, 2023
2023
BlackRock Semi-Annual Report To Shareholders

BlackRock U.S. Mortgage Portfolio
Investment Objective
BlackRock U.S. Mortgage Portfolio’s (the “Fund”) investment objective is to seek high total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ending October 31, 2023, all of the Fund’s share classes outperformed its benchmark, the Bloomberg U.S. Mortgage-Backed Securities Index.
What factors influenced performance?
The principal positive contributors to the Fund’s performance relative to the benchmark were out-of-benchmark allocations to commercial mortgage-backed securities
(“CMBS”) and non-agency residential mortgage-backed securities (“RMBS”). In addition, allocations to seasoned MBS pools and collateralized mortgage obligations were sources of stable income.
The Fund’s overweight in agency MBS to-be-announced ("TBA"), and underweight in pools, detracted from performance vs. the benchmark. Interest rate volatility strategies also detracted from relative performance.
Describe recent portfolio activity.
The Fund continued to hold a core allocation to securitized sectors such as non-agency RMBS and CMBS alongside agency MBS. Within CMBS, the Fund continued to hold a core allocation in the single-asset, single-borrower (“SASB”) subsector.
The Fund held a small percentage of assets in derivatives including options, futures and swaps as a hedge against allocations in agency MBS and securitized assets. The use of derivatives did not materially impact Fund performance for the reporting period.
Describe portfolio positioning at period end.
The Fund continues to hold higher yielding assets in CMBS and non-agency RMBS sectors, such as single family rentals and non-performing and re-performing loans. Within
CMBS the Fund continued to favor the top of the capital stack and SASB issues where there is more transparency on the underlying collateral. The Fund was positioned constructively with respect to agency MBS via TBA securities based on attractive valuations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
N/A – Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments for financial reporting purpose in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 5.51% 5.31% (4.60)% 1.32% N/A 0.14% N/A 1.25% N/A
Investor A ............... 5.04 4.84 (4.72) 1.18 (2.86)% (0.09) (0.90)% 1.00 0.59%
Investor C ............... 4.50 4.30 (5.08) 0.31 (0.65) (0.86) (0.86) 0.41 0.41
Bloomberg U.S. Mortgage-
Backed Securities Index
(c)
... — — (7.12) (0.82) N/A (1.06) N/A 0.34 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund invests primarily in mortgage-related securities. Under normal circumstances, the Fund will invest at least 80% of its assets in mortgage-backed securities and other mortgage-related securities that are issued by issuers located in the United States. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Mortgage Portfolio
(the “Predecessor Fund”), a series of Managed Account Series, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet certain maturity and liquidity criteria.

Fund Summary
as of October 31, 2023 (continued)

Fund Summary
BlackRock U.S. Mortgage Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/23)
Ending
Account Value
(10/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 954.00 $ 2.36 $ 1,000.00 $ 1,022.72 $ 2.44 0.48%
Investor A ................................ 1,000.00 952.80 3.58 1,000.00 1,021.47 3.71 0.73
Investor C ................................ 1,000.00 949.20 7.30 1,000.00 1,017.65 7.56 1.49
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 51.3%
Non-Agency Mortgage-Backed Securities .................. 34.5
Asset-Backed Securities .............................. 14.1
Corporate Bonds ................................... 0.1
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/ Aaa
(c)
...................................... 63.6%
AA/Aa ......................................... 1.8
A ............................................. 1.7
BBB/Baa ....................................... 1. 6
BB/Ba ......................................... 0.6
B ............................................ 0.8
CCC/ Caa ....................................... 2.4
CC/Ca ......................................... 3.4
C ............................................ 1.9
D ............................................ 0.0
(d)
NR ........................................... 22.2
(a)
Excludes short-term securities and options written.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 0.1% of the Fund's total investments.

The Benefits and Risks of Leveraging
2023
BlackRock Semi-Annual Report To Shareholders

The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at  NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited)
October 31, 2023
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1,
Class A, 8.11%, 09/25/60
(a)(b)
......... USD 1,007 $ 990,202
Ajax Mortgage Loan Trust
(b)
Series 2020-C, Class A, 2.25%, 09/27/60
(a)
36 35,148
Series 2020-C, Class B, 5.00%, 09/27/60
(a)
150 146,847
Series 2020-C, Class C, 0.00%, 09/27/60 470 429,287
Series 2020-D, Class A, 2.25%, 06/25/60
(a)
269 259,123
Series 2020-D, Class B, 5.00%, 06/25/60
(a)
210 203,287
Series 2020-D, Class C, 0.00%, 06/25/60 495 465,948
Series 2021-E, Class B3, 3.99%, 12/25/60
(c)
381 154,397
Series 2021-E, Class XS, 0.00%, 12/25/60
(c)
5,331 217,695
Series 2021-F, Class A, 1.87%, 06/25/61
(a)
2,343 2,116,927
Series 2021-F, Class B, 3.75%, 06/25/61
(a)
216 201,714
Series 2021-F, Class C, 0.00%, 06/25/61 . 401 368,201
Series 2021-G, Class A, 1.87%, 06/25/61
(c)
1,648 1,487,354
Series 2021-G, Class B, 3.75%, 06/25/61
(c)
256 221,717
Series 2021-G, Class C, 0.00%, 06/25/61 462 439,653
AMSR Trust
(b)
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 .................... 850 781,374
Series 2023-SFR2, Class F1, 3.95%,
06/17/40 .................... 600 446,106
AREIT LLC, Series 2023-CRE8, Class A,
(1-mo. CME Term SOFR at 2.11% Floor +
2.11%), 7.45%, 02/17/28
(b)(c)
......... 560 553,005
AREIT Trust
(b)(c)
Series 2021-CRE5, Class A, (1-mo. CME
Term SOFR at 1.08% Floor + 1.19%),
6.53%, 11/17/38 ............... 475 462,031
Series 2022-CRE6, Class A, (SOFR 30
day Average at 1.25% Floor + 1.25%),
6.57%, 01/20/37 ............... 581 565,220
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 6.44%,
05/28/39
(b)(c)
.................... 1,799 1,405,845
BDS Ltd., Series 2021-FL9, Class A, (1-mo.
CME Term SOFR at 1.07% Floor + 1.18%),
6.52%, 11/16/38
(b)(c)
............... 680 662,995
Bear Stearns Asset-Backed Securities I Trust
(c)
Series 2006-HE8, Class 1A3, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
5.96%, 10/25/36 ............... 1,200 1,033,988
Series 2007-HE2, Class 1A4, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.76%, 03/25/37 ............... 854 702,597
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.58%, 03/25/37 ............... 505 448,905
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR 30 day Average at 1.50% Floor +
1.50%), 6.82%, 02/15/37
(b)(c)
......... 730 713,593
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (1-mo. CME Term SOFR
at 0.50% Floor and 14.50% Cap + 0.61%),
5.94%, 02/25/37
(c)
................ 1,788 1,266,820
Countrywide Asset-Backed Certificates, Series
2002-BC3, Class M2, (1-mo. CME Term
SOFR at 1.73% Floor + 1.84%), 7.16%,
05/25/32
(c)
..................... 1,089 1,028,444
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.78%, 07/25/37
(b)(c)
............... 1,511 934,458
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWABS Asset-Backed Certificates Trust
(c)
Series 2006-18, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.56%),
5.89%, 03/25/37 ............... USD 1,555 $ 1,117,652
Series 2006-22, Class M1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
5.67%, 05/25/47 ............... 2,113 1,571,996
Series 2007-BC3, Class 1A, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
5.62%, 11/25/47 ............... 635 585,374
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 6.34%,
11/25/34
(c)
...................... 8 7,240
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.46%), 6.83%, 08/15/30
(b)
(c)
........................... 930 927,942
FS Rialto Issuer LLC
(b)(c)
Series 2022-FL6, Class A, (1-mo. CME Term
SOFR at 2.58% Floor + 2.58%), 7.91%,
08/17/37 .................... 350 350,000
Series 2022-FL7, Class A, (1-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 8.23%,
10/19/39 .................... 540 540,337
GITSIT Mortgage Loan Trust, Series 2023-
NPL1, Class A1, 8.35%, 05/25/53
(a)(b)(c)
.. 760 761,318
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36%
Floor + 0.47%), 5.80%, 03/25/36
(c)
..... 99 29,772
Home Partners of America Trust, Series 2021-
3, Class F, 4.24%, 01/17/41
(b)
......... 1,841 1,498,819
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
6.78%, 02/17/39
(b)(c)
............... 2,950 2,883,625
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(b)(c)
..... 1,044 974,137
Long Beach Mortgage Loan Trust
(c)
Series 2006-1, Class 2A4, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 6.04%,
02/25/36 .................... 643 491,313
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 5.76%,
08/25/36 .................... 1,595 591,689
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.74%,
07/25/36
(c)
..................... 413 160,697
Mosaic Solar Loan Trust, Series 2019-2A,
Class A, 2.88%, 09/20/40
(b)
.......... 40 33,733
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
.. 2,739 2,327,044
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(a)
.... 982 766,524
Progress Residential Trust
(b)
Series 2019-SFR4, Class G, 3.93%,
10/17/36 .................... 2,000 1,918,783
Series 2020-SFR3, Class G, 4.11%,
10/17/27 .................... 2,750 2,518,701
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 1,493 1,233,500
Series 2021-SFR11, Class F, 4.42%,
01/17/39 .................... 2,000 1,627,316
Series 2022-SFR1, Class F, 4.88%,
02/17/41 .................... 2,500 2,007,056

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2023-SFR1, Class E1, 6.15%,
03/17/40 .................... USD 925 $ 849,361
RASC Series Trust, Series 2006-EMX9, Class
1A4, (1-mo. CME Term SOFR at 0.24%
Floor and 14.00% Cap + 0.35%), 5.92%,
11/25/36
(c)
...................... 1,196 932,953
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor + 0.65%),
5.98%, 02/25/37
(c)
................ 1,966 799,687
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-MN1A, Class A1,
(1-mo. CME Term SOFR at 0.23% Floor +
0.34%), 5.67%, 01/25/37
(b)(c)
......... 1,153 622,692
Tricon American Homes Trust, Series 2020-
SFR1, Class F, 4.88%, 07/17/38
(b)
..... 1,050 977,947
WaMu Asset-Backed Certificates Trust
(c)
Series 2007-HE1, Class 2A3, (1-mo. CME
Term SOFR at 0.26% Floor + 0.26%),
5.59%, 01/25/37 ............... 1,215 545,616
Series 2007-HE2, Class 2A3, (1-mo. CME
Term SOFR at 0.36% Floor + 0.36%),
5.69%, 04/25/37 ............... 1,354 467,326
Washington Mutual Asset-Backed
CertificatesTrust, Series 2007-HE2, Class
2A1, (1-mo. CME Term SOFR at 0.10%
Floor + 0.21%), 5.54%, 02/25/37
(c)
..... 2,937 791,158
Total Asset-Backed Securities — 18.9%
(Cost: $53,545,701) .............................. 49,654,189
Corporate Bonds
Financial Services — 0.2%
CRSO Trust, 7.12%, 07/10/28
(b)
........ 427 417,624
Total Corporate Bonds — 0.2%
(Cost: $427,564) ................................ 417,624
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 20.0%
Alternative Loan Trust
Series 2005-54CB, Class 3A1, 5.13%,
11/25/35 .................... 1,111 564,383
Series 2005-79CB, Class A1, (1-mo. CME
Term SOFR at 0.55% Floor and 5.50%
Cap + 0.66%), 5.50%, 01/25/36
(c)
.... 1,820 933,014
Series 2006-45T1, Class 2A7, (1-mo. CME
Term SOFR at 0.34% Floor and 7.00%
Cap + 0.45%), 5.78%, 02/25/37
(c)
.... 1,485 592,794
Series 2006-6CB, Class 2A10, 6.00%,
05/25/36 .................... 1,976 771,571
Series 2006-9T1, Class A4, 5.75%, 05/25/36 1,714 657,284
Series 2006-OC11, Class 2A2A, (1-mo.
CME Term SOFR at 0.34% Floor +
0.45%), 5.78%, 01/25/37
(c)(d)
....... —
(e)
66
Series 2007-19, Class 1A34, 6.00%,
08/25/37 .................... 758 369,859
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 4.75%, 10/25/35
(c)
........ 76 68,511
Barclays Mortgage Trust
(b)
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(a)
................... 2,467 2,211,964
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(a)
................... 177 150,645
Series 2021-NPL1, Class C, 0.00%,
11/25/51
(d)
................... 390 383,850
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
3.76%, 07/26/37
(b)(c)
............... USD 1,360 $ 1,149,092
Bear Stearns ALT-A Trust, Series 2007-1, Class
1A1, (1-mo. CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%), 5.76%,
01/25/47
(c)
..................... 648 508,422
CFMT LLC, Series 2023-HB11, Class M2,
4.00%, 02/25/37
(b)(c)
............... 1,250 1,060,785
Chase Mortgage Finance Trust, Series 2007-
S2, Class 1A9, 6.00%, 03/25/37 ....... 1,736 933,555
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 ................. 1,918 691,573
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 24 21,719
Series 2006-21, Class A11, 5.75%, 02/25/37 1,175 510,363
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 5.76%, 04/25/46
(c)
........ 1,241 371,436
Series 2007-8, Class 1A4, 6.00%, 01/25/38 322 140,833
Citigroup Mortgage Loan Trust
(c)
Series 2004-UST1, Class A4, 5.79%,
08/25/34 .................... 436 395,731
Series 2015-A, Class B4, 4.50%, 06/25/58
(b)
1,230 1,060,238
CitiMortgage Alternative Loan Trust, Series
2007-A5, Class 1A6, 6.00%, 05/25/37 ... 515 431,102
CSMC Trust
(b)
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37 .................... 623 610,772
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(c)
................... 1,066 992,229
GSMPS Mortgage Loan Trust, Series 2005-
RP2, Class 1AF, (1-mo. CME Term SOFR at
0.35% Floor + 0.46%), 5.79%, 03/25/35
(b)(c)
833 722,351
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 ......... 567 480,819
Homeward Opportunities Fund I Trust
(b)(c)
Series 2020-2, Class B1, 5.45%, 05/25/65 1,985 1,713,394
Series 2020-2, Class M1, 3.90%, 05/25/65 2,625 2,328,206
Impac Secured Assets Trust, Series 2006-1,
Class 1A2B, (1-mo. CME Term SOFR at
0.40% Floor and 11.50% Cap + 0.51%),
5.84%, 05/25/36
(c)
................ 1,000 746,829
IndyMac IMSC Mortgage Loan Trust, Series
2007-F2, Class 1A4, 6.00%, 07/25/37 ... 736 497,389
IndyMac INDX Mortgage Loan Trust, Series
2006-AR15, Class A1, (1-mo. CME Term
SOFR at 0.24% Floor + 0.35%), 5.68%,
07/25/36
(c)
..................... 571 547,620
Lehman XS Trust, Series 2007-16N, Class AF2,
(1-mo. CME Term SOFR at 1.90% Floor +
2.01%), 7.34%, 09/25/47
(c)
.......... 933 1,167,062
MCM Trust
(d)
Series 2021-VFN1,  3.00%, 08/25/28 ... 641 615,833
Series 2021-VFN1,  3.00%, 08/28/28 ... 405 266,920
New Residential Mortgage Loan Trust
(b)(c)
Series 2019-NQM5, Class A1, 2.71%,
11/25/59 .................... 2,020 1,782,748
Series 2020-RPL1, Class B3, 3.88%,
11/25/59 .................... 2,500 1,627,002
PRPM LLC, Series 2022-1, Class A1, 3.72%,
02/25/27
(a)(b)(c)
................... 1,553 1,474,818
RALI Trust
(c)
Series 2005-QA4, Class A11, 4.43%,
04/25/35 .................... 2,120 888,896

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-QS1, Class 1A5, (1-mo. CME
Term SOFR at 0.55% Floor and 6.00%
Cap + 0.66%), 5.99%, 01/25/37 ..... USD 987 $ 699,436
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (1-mo. CME Term SOFR
at 0.40% Floor and 9.50% Cap + 0.51%),
5.84%, 09/25/35
(b)(c)
............... 146 121,564
Residential Asset Securitization Trust
(c)
Series 2006-A7CB, Class 2A2, (1-mo. CME
Term SOFR at 0.55% Floor and 6.50%
Cap + 0.66%), 5.99%, 07/25/36 ..... 2,605 508,152
Series 2006-A7CB, Class 2A5, (1-mo. CME
Term SOFR at 0.25% Floor and 7.00%
Cap + 0.36%), 5.69%, 07/25/36 ..... 570 104,670
Series 2006-A7CB, Class 2A6, (1-mo. CME
Term SOFR at 54.00% Cap + 53.08%),
10.49%, 07/25/36 .............. 458 304,659
RFMSI Trust
(c)
Series 2005-SA3, Class 1A, 4.15%,
08/25/35 .................... 1,699 781,224
Series 2006-SA2, Class 2A1, 5.35%,
08/25/36 .................... 100 68,205
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(b)(c)(d)
....... 1,683 1,007,712
Seasoned Loans Structured Transaction Trust
(b)
(c)
Series 2020-2, Class M1, 4.75%, 09/25/60 2,926 2,804,852
Series 2020-3, Class M1, 4.75%, 04/26/60 3,071 2,952,011
Spruce Hill Mortgage Loan Trust
(b)(c)
Series 2020-SH2, Class B1, 5.00%,
06/25/55 .................... 2,764 2,526,625
Series 2022-SH1, Class A1A, 4.10%,
07/25/57
(a)
................... 1,247 1,130,645
TVC Mortgage Trust, Series 2023-RTL1, Class
A1, 8.25%, 11/25/27
(a)(b)
............ 395 392,854
Verus Securitization Trust
(b)(c)
Series 2020-INV1, Class B1, 5.75%,
03/25/60 .................... 1,100 955,216
Series 2023-INV1, Class M1, 7.60%,
02/25/68 .................... 1,200 1,176,818
WaMu Mortgage Pass-Through Certificates
Trust, Series 2007-OA5, Class 2A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.25% Floor + 0.80%),
5.60%, 06/25/47
(c)
................ 1,705 1,257,587
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2005-11, Class A7, 5.75%, 01/25/36 1,157 928,039
Series 2005-9, Class 5A1, 5.50%, 11/25/35 1,083 778,772
Series 2006-2, Class 2CB, 6.50%, 03/25/36 722 426,372
Series 2006-2, Class 3CB, 6.00%, 03/25/36 1,065 753,002
Series 2006-6, Class 3CB1, 7.00%,
08/25/36 .................... 2,816 1,114,907
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.65%, 10/25/46
(c)
........ 106 84,863
Series 2007-5, Class A3, 7.00%, 06/25/37 208 156,380
Western Mortgage Reference Notes
(b)(c)
Series 2021-CL2, Class M1, (SOFR 30 day
Average + 3.15%), 8.47%, 07/25/59 .. 476 491,093
Series 2021-CL2, Class M2, (SOFR 30 day
Average + 3.70%), 9.02%, 07/25/59 .. 681 683,239
52,650,575
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 24.6%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
USD 370 $ 345,876
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 7.75%, 09/15/34
(b)(c)
137 115,817
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (1-mo. CME Term SOFR at 3.10% Floor
+ 3.21%), 8.55%, 04/15/34
(b)(c)
........ 276 187,798
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%,
05/15/53
(b)
..................... 750 378,198
Ashford Hospitality Trust
(b)(c)
Series 2018-ASHF, Class D, (1-mo. CME
Term SOFR at 2.23% Floor + 2.27%),
7.61%, 04/15/35 ............... 280 269,736
Series 2018-ASHF, Class E, (1-mo. CME
Term SOFR at 3.23% Floor + 3.27%),
8.61%, 04/15/35 ............... 229 220,176
BAMLL Commercial Mortgage Securities
Trust
(b)(c)
Series 2018-DSNY, Class A, (1-mo. CME
Term SOFR at 1.10% Floor + 1.15%),
6.48%, 09/15/34 ............... 529 523,676
Series 2018-DSNY, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.00%),
7.33%, 09/15/34 ............... 160 157,273
BANK
Series 2021-BN35, Class A5, 2.29%,
06/15/64 .................... 730 549,373
Series 2021-BN38, Class A5, 2.52%,
12/15/64 .................... 1,700 1,285,368
Bayview Commercial Asset Trust
(b)(c)
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR + 0.56%), 5.89%, 10/25/36 ... 714 652,305
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR + 0.46%), 5.78%, 12/25/36 ... 592 539,260
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME
Term SOFR at 0.87% Floor + 0.92%),
6.25%, 03/15/37
(b)(c)
............. 296 273,677
Series 2018-TALL, Class B, (1-mo. CME
Term SOFR at 1.12% Floor + 1.17%),
6.50%, 03/15/37
(b)(c)
............. 150 130,125
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,950 1,514,976
Series 2022-C18, Class ASB, 5.95%,
12/15/55
(c)
................... 650 637,966
Beast Mortgage Trust, Series 2021-SSCP,
Class A, (1-mo. CME Term SOFR at 0.75%
Floor + 0.86%), 6.20%, 04/15/36
(b)(c)
.... 691 673,672
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
9.15%, 10/15/35
(b)(c)
............... 120 40,320
BHMS, Series 2018-ATLS, Class C, (1-mo.
CME Term SOFR at 2.15% Floor + 2.20%),
7.53%, 07/15/35
(b)(c)
............... 269 261,234
BPR Trust
(b)(c)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 6.50%,
09/15/38 .................... 1,000 962,141
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 9.05%,
09/15/38 .................... 750 692,175
Series 2022-SSP, Class A, (1-mo. CME
Term SOFR at 3.00% Floor + 3.00%),
8.33%, 05/15/39 ............... 370 366,534

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class D, (1-mo. CME Term
SOFR at 1.45% Floor + 1.56%), 6.90%,
10/15/36
(c)
................... USD 1,190 $ 1,177,251
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(c)
................... 683 553,294
Series 2020-VIV4, Class A, 2.84%, 03/09/44 1,370 1,087,631
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.25%, 06/15/38
(c)
.............. 139 131,709
Series 2021-VINO, Class A, (1-mo. CME
Term SOFR at 0.77% Floor + 0.77%),
6.10%, 05/15/38
(c)
.............. 620 606,958
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
8.25%, 05/15/38
(c)
.............. 132 124,975
Series 2021-XL2, Class A, (1-mo. CME Term
SOFR at 0.69% Floor + 0.80%), 6.14%,
10/15/38
(c)
................... 2,692 2,626,400
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.22%, 06/15/27
(c)
.............. 260 259,674
Series 2022-LP2, Class A, (1-mo. CME Term
SOFR at 1.01% Floor + 1.01%), 6.35%,
02/15/39
(c)
................... 1,369 1,328,714
Series 2022-LP2, Class B, (1-mo. CME
Term SOFR at 1.31% Floor + 1.31%),
6.65%, 02/15/39
(c)
.............. 1,256 1,214,712
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 826 681,602
Series 2019-OC11, Class E, 3.94%,
12/09/41
(c)
................... 71 55,127
Series 2021-ARIA, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.01%),
6.35%, 10/15/36
(c)
.............. 300 290,239
Series 2021-ARIA, Class G, (1-mo. CME
Term SOFR at 3.14% Floor + 3.26%),
8.59%, 10/15/36
(c)
.............. 128 116,256
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.25%, 02/15/36
(c)
.............. 705 689,764
Series 2021-MFM1, Class A, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
6.15%, 01/15/34
(c)
.............. 383 376,643
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
8.35%, 06/15/36
(c)
.............. 275 252,300
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.50%, 08/15/39
(c)
.............. 170 170,106
Series 2022-GPA, Class B, (1-mo. CME
Term SOFR at 2.66% Floor + 2.66%),
8.00%, 08/15/41
(c)
.............. 700 700,438
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.40%, 08/15/43
(c)
.............. 300 300,188
Series 2022-IND, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 6.83%,
04/15/37
(c)
................... 112 110,511
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
6.33%, 01/15/39
(c)
.............. 700 682,899
Series 2022-VAMF, Class F, (1-mo. CME
Term SOFR at 3.30% Floor + 3.30%),
8.63%, 01/15/39
(c)
.............. 450 412,544
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(b)(c)
.................... USD 540 $ 303,056
CFCRE Commercial Mortgage Trust, Series
2016-C7, Class A3, 3.84%, 12/10/54 .... 600 560,105
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
..................... 336 283,131
Citigroup Commercial Mortgage Trust, Series
2019-PRM, Class E, 4.73%, 05/10/36
(b)(c)
. 100 99,736
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class B, (1-mo. CME Term
SOFR at 3.34% Floor + 3.34%), 8.67%,
08/15/36
(b)(c)
.................... 250 249,193
Cold Storage Trust
(b)(c)
Series 2020-ICE5, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.01%),
6.35%, 11/15/37 ............... 688 680,431
Series 2020-ICE5, Class F, (1-mo. CME
Term SOFR at 3.49% Floor + 3.61%),
8.94%, 11/15/37 ............... 703 692,063
Commercial Mortgage Trust
Series 2014-UBS2, Class A5, 3.96%,
03/10/47 .................... 306 304,167
Series 2015-CR25, Class A3, 3.51%,
08/10/48 .................... 492 473,547
Series 2015-CR25, Class C, 4.52%,
08/10/48
(c)
................... 255 229,533
Series 2015-LC19, Class B, 3.83%,
02/10/48
(c)
................... 806 736,674
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
................... 1,580 1,443,967
Credit Suisse Mortgage Capital Certificates
(b)(c)
Series 2019-ICE4, Class A, (1-mo. CME
Term SOFR at 0.98% Floor + 1.03%),
6.36%, 05/15/36 ............... 549 546,547
Series 2019-ICE4, Class E, (1-mo. CME
Term SOFR at 2.15% Floor + 2.20%),
7.53%, 05/15/36 ............... 279 274,875
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class C, 4.24%, 06/15/52
(c)
.. 251 186,837
CSMC Trust
(b)
Series 2020-FACT, Class F, (1-mo. CME
Term SOFR at 6.16% Floor + 6.27%),
11.86%, 10/15/37
(c)
............. 600 509,050
Series 2020-NET, Class C, 3.53%, 08/15/37 100 88,271
Series 2021-980M, Class E, 3.54%,
07/15/31
(c)
................... 365 295,201
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.95%, 11/15/38
(c)
.............. 300 289,855
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.48%, 09/09/24
(c)
.............. 380 382,349
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. CME Term SOFR at 2.00%
Floor + 2.30%), 7.63%, 05/15/35
(b)(c)
.... 210 202,903
Extended Stay America Trust
(b)(c)
Series 2021-ESH, Class A, (1-mo. CME
Term SOFR at 1.08% Floor + 1.19%),
6.53%, 07/15/38 ............... 366 361,403
Series 2021-ESH, Class F, (1-mo. CME
Term SOFR at 3.70% Floor + 3.81%),
9.15%, 07/15/38 ............... 766 743,353
Great Wolf Trust, Series 2019-WOLF, Class A,
(1-mo. CME Term SOFR at 1.03% Floor +
1.15%), 6.48%, 12/15/36
(b)(c)
......... 608 604,620

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. II
(b)
Series 2005-ROCK, Class A, 5.37%,
05/03/32 .................... USD 335 $ 324,246
Series 2023-SHIP, Class E, 7.43%,
09/10/38
(c)
................... 700 673,874
GS Mortgage Securities Corp. Trust
(b)(c)
Series 2021-IP, Class E, (1-mo. CME Term
SOFR at 3.55% Floor + 3.66%), 9.00%,
10/15/36 .................... 300 267,060
Series 2021-STAR, Class B, (1-mo. CME
Term SOFR at 1.40% Floor + 1.51%),
6.85%, 12/15/36 ............... 870 848,193
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
8.03%, 11/15/27 ............... 380 378,662
Series 2023-FUN, Class B, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
8.12%, 03/15/28 ............... 280 276,845
Hawaii Hotel Trust, Series 2019-MAUI, Class A,
(1-mo. CME Term SOFR at 1.15% Floor +
1.20%), 6.53%, 05/15/38
(b)(c)
......... 250 247,018
Hilton USA Trust, Series 2016-HHV, Class C,
4.19%, 11/05/38
(b)(c)
............... 519 477,096
HONO Mortgage Trust
(b)(c)
Series 2021-LULU, Class E, (1-mo. CME
Term SOFR at 3.35% Floor + 3.46%),
8.80%, 10/15/36 ............... 590 536,956
Series 2021-LULU, Class F, (1-mo. CME
Term SOFR at 4.40% Floor + 4.51%),
9.85%, 10/15/36 ............... 410 370,582
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(b)(c)
.... 208 158,159
IMT Trust, Series 2017-APTS, Class BFX,
3.50%, 06/15/34
(b)(c)
............... 1,250 1,214,648
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)(c)
Series 2016-NINE, Class A, 2.85%,
09/06/38 .................... 640 566,463
Series 2016-NINE, Class B, 2.85%,
09/06/38 .................... 654 557,255
Series 2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.25%, 04/15/38 ............... 576 568,789
Series 2022-CGSS, Class A, (1-mo. CME
Term SOFR at 2.97% Floor + 2.47%),
7.81%, 12/15/36 ............... 560 559,989
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.51%, 09/15/39 ............... 539 538,996
Series 2022-OPO, Class D, 3.45%, 01/05/39 350 176,750
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-2A, Class M1,
(1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 5.84%, 06/25/37
(b)(c)
......... 763 752,997
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 7.80%, 03/15/38
(b)(c)
......... 164 155,970
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
8.02%, 08/15/40
(b)(c)
............... 128 128,646
Med Trust
(b)(c)
Series 2021-MDLN, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.06%),
6.40%, 11/15/38 ............... 554 538,017
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-MDLN, Class E, (1-mo. CME
Term SOFR at 3.15% Floor + 3.26%),
8.60%, 11/15/38 ............... USD 146 $ 138,966
Series 2021-MDLN, Class G, (1-mo. CME
Term SOFR at 5.25% Floor + 5.36%),
10.70%, 11/15/38 .............. 244 228,907
MF1 Multifamily Housing Mortgage Loan Trust
(b)
(c)
Series 2021-W10, Class A, (1-mo. CME
Term SOFR at 1.07% Floor + 1.07%),
6.40%, 12/15/34 ............... 470 456,947
Series 2021-W10, Class G, (1-mo. CME
Term SOFR at 4.22% Floor + 4.22%),
9.55%, 12/15/34 ............... 300 279,345
MFT Trust, Series 2020-ABC, Class C, 3.48%,
02/10/42
(b)(c)
.................... 192 102,453
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. CME Term SOFR at
0.80% Floor + 0.92%), 6.25%, 04/15/38
(b)(c)
351 345,966
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
..................... 128 124,419
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.91%,
09/09/32
(b)
................... 595 452,200
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 555 371,678
Series 2018-H4, Class A4, 4.31%, 12/15/51 1,824 1,653,392
Series 2018-SUN, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.20%),
6.54%, 07/15/35
(b)(c)
............. 595 587,555
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (US Prime Rate +
1.06%), 8.50%, 06/15/35
(b)(c)
......... 48 45,784
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
.............. 1,072 839,453
PKHL Commercial Mortgage Trust, Series
2021-MF, Class NR, (1-mo. CME Term
SOFR at 6.00% Floor + 6.11%), 11.45%,
07/15/38
(b)(c)
.................... 300 220,719
SMRT, Series 2022-MINI, Class A, (1-mo.
CME Term SOFR at 1.00% Floor + 1.00%),
6.33%, 01/15/39
(b)(c)
............... 566 549,691
SREIT Trust
(b)(c)
Series 2021-MFP, Class A, (1-mo. CME
Term SOFR at 0.73% Floor + 0.85%),
6.18%, 11/15/38 ............... 600 587,031
Series 2021-MFP, Class F, (1-mo. CME
Term SOFR at 2.63% Floor + 2.74%),
8.07%, 11/15/38 ............... 750 712,414
Series 2021-MFP2, Class A, (1-mo. CME
Term SOFR at 0.82% Floor + 0.94%),
6.27%, 11/15/36 ............... 1,255 1,231,018
STWD Trust, Series 2021-FLWR, Class A,
(1-mo. CME Term SOFR at 0.58% Floor +
0.69%), 6.03%, 07/15/36
(b)(c)
......... 1,208 1,177,717
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.52%, 05/15/37
(b)(c)
............... 500 492,344
TPGI Trust, Series 2021-DGWD, Class A,
(1-mo. CME Term SOFR at 0.70% Floor +
0.81%), 6.15%, 06/15/26
(b)(c)
......... 547 536,907
Velocity Commercial Capital Loan Trust
(b)(c)
Series 2019-3, Class M4, 3.68%, 10/25/49 1,239 975,984
Series 2019-3, Class M6, 6.03%, 10/25/49 1,348 929,235
Series 2020-1, Class M4, 3.54%, 02/25/50 641 493,690

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-4, Class M5, 5.68%, 12/26/51 USD 1,970 $ 1,374,905
Wells Fargo Commercial Mortgage Trust
(c)
Series 2015-C30, Class B, 4.40%, 09/15/58 500 460,716
Series 2016-C32, Class B, 4.73%, 01/15/59 500 453,751
Series 2016-NXS5, Class C, 4.98%,
01/15/59 .................... 133 101,620
Series 2018-1745, Class A, 3.75%,
06/15/36
(b)
................... 1,990 1,639,791
Series 2018-AUS, Class A, 4.06%,
08/17/36
(b)
................... 620 547,218
Series 2020-SDAL, Class B, (1-mo. CME
Term SOFR at 1.34% Floor + 1.45%),
6.79%, 02/15/37
(b)
.............. 405 399,217
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.12%,
11/15/27
(b)(c)
.................... 660 659,170
64,755,892
Interest Only Collateralized Mortgage Obligations — 0.1%
(c)
Alternative Loan Trust, Series 2006-45T1,
Class 2A8, (1-mo. CME Term SOFR at
6.60% Cap + 6.49%), 1.16%, 02/25/37 .. 742 83,197
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (1-mo. CME Term SOFR at
6.70% Cap + 6.59%), 1.26%, 05/25/37 .. 3,866 345,813
429,010
Interest Only Commercial Mortgage-Backed Securities — 1.3%
(c)
BANK, Series 2017-BNK9, Class XA, 0.76%,
11/15/54 ....................... 3,407 77,081
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.62%, 04/15/53 2,990 188,451
Series 2020-C7, Class XB, 0.99%, 04/15/53 1,000 53,866
Series 2023-C20, Class XA, 0.85%,
07/15/56 .................... 12,003 645,594
Benchmark Mortgage Trust
Series 2020-B17, Class XB, (1-mo. LIBOR
USD + 0.00%), 0.53%, 03/15/53 .... 15,395 371,848
Series 2023-V3, Class XA, 0.81%, 07/15/56 19,998 658,405
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)
.. 3,975 181,043
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.54%,
11/15/51 .................... 1,076 23,075
Series 2019-C16, Class XA, 1.54%,
06/15/52 .................... 3,888 243,322
MIRA Trust, Series 2023-MILE, Class X, 0.02%,
06/10/38
(b)
..................... 28,000 110,493
ORL Trust, Series 2023-GLKS, Class XCP,
0.48%, 10/15/28
(b)(d)
............... 115,920 525,002
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.46%, 10/15/52 ...... 3,191 196,381
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class XA, 1.15%,
11/15/50 ....................... 3,608 132,335
3,406,896
Total Non-Agency Mortgage-Backed Securities — 46.0%
(Cost: $132,117,117) ............................. 121,242,373
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp., Series
4161, Class BW, 2.50%, 02/15/43 ..... USD 200 $ 158,333
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2411, Class FJ, (SOFR
30 day Average at 0.35% Floor and 9.00%
Cap + 0.46%), 5.78%, 12/15/29
(c)
...... 2 1,862
Federal National Mortgage Association
Series 2010-134, Class KZ, 4.50%, 12/25/40 105 82,562
Series 2010-141, Class LZ, 4.50%, 12/25/40 217 188,069
Series 2011-131, Class LZ, 4.50%, 12/25/41 150 121,290
Federal National Mortgage Association Variable
Rate Notes, Series 2018-32, Class PS,
(SOFR 30 day Average at 7.23% Cap +
7.10%), 0.89%, 05/25/48
(c)
.......... 162 122,653
Government National Mortgage Association,
Series 2019-29, Class HY, 3.50%, 03/20/49 100 71,404
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.69%, 07/20/39
(c)
............. 155 155,382
901,555
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (1-mo. LIBOR USD + 0.00%),
3.66%, 04/25/28
(b)(c)
............... 288 235,682
Government National Mortgage Association,
Series 2019-53, Class V, 2.75%, 08/16/31 169 149,682
385,364
Interest Only Collateralized Mortgage Obligations — 5.9%
Federal Home Loan Mortgage Corp.
Series 4062, Class GI, 4.00%, 02/15/41 . 82 3,942
Series 5159, Class KI, 3.00%, 11/25/51 .. 567 76,865
Series 5159, Class PI, 3.00%, 11/25/51 .. 873 130,882
Series 5176, Class QI, 3.00%, 12/25/51 . 568 87,947
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
Series 4119, Class SC, (SOFR 30 day
Average at 6.15% Cap + 6.04%),
0.72%, 10/15/42 ............... 643 49,666
Series 4901, Class CS, (SOFR 30 day
Average at 6.10% Cap + 5.99%),
0.66%, 07/25/49 ............... 459 33,038
Series 4941, Class SH, (SOFR 30 day
Average at 5.95% Cap + 5.84%),
0.51%, 12/25/49 ............... 424 27,365
Federal National Mortgage Association
Series 2013-10, Class PI, 3.00%, 02/25/43 463 55,134
Series 2014-68, Class YI, 4.50%, 11/25/44 204 41,824
Series 2017-68, Class IE, 4.50%, 09/25/47 600 109,505
Series 2021-23, Class CI, 3.50%, 07/25/46 608 102,246
Series 2021-41, 3.50%, 07/25/51 ...... 726 128,001
Federal National Mortgage Association Variable
Rate Notes
(c)
Series 2016-60, Class SD, (SOFR 30
day Average at 6.10% Cap + 5.99%),
0.66%, 09/25/46 ............... 905 48,556
Series 2016-78, Class CS, (SOFR 30
day Average at 6.10% Cap + 5.99%),
0.66%, 05/25/39 ............... 1,156 60,718
Series 2017-70, Class SA, (SOFR 30
day Average at 6.15% Cap + 6.04%),
0.71%, 09/25/47 ............... 587 48,560

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2019-5, Class SA, (SOFR 30 day
Average at 6.10% Cap + 5.99%),
0.66%, 03/25/49 ............... USD 721 $ 51,411
Government National Mortgage Association
Series 2021-58, Class IY, 3.00%, 02/20/51 18,599 2,857,400
Series 2021-64, Class IH, 3.00%, 02/20/51 20,097 3,214,275
Series 2021-97, Class LI, 3.00%, 08/20/50 22,234 3,423,017
Series 2021-104, Class IH, 3.00%, 06/20/51 1,037 158,661
Series 2022-88, Class IA, 3.00%, 08/20/50 29,226 4,676,415
Government National Mortgage Association
Variable Rate Notes, Series 2017-101, Class
SL, (1-mo. CME Term SOFR at 6.20% Cap
+ 6.09%), 0.75%, 07/20/47
(c)
......... 391 30,761
15,416,189
Interest Only Commercial Mortgage-Backed Securities — 0.5%
(c)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K110, Class X1, 1.70%, 04/25/30 . 5,315 430,345
Series KPLB2, Class X, 0.26%, 06/25/33 . 16,982 373,556
Government National Mortgage Association
Variable Rate Notes
Series 2016-151, 0.81%, 06/16/58 ..... 8,659 323,797
Series 2020-43, 1.26%, 11/16/61 ...... 2,127 149,446
1,277,144
Mortgage-Backed Securities — 61.0%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 522 484,589
3.00%, 09/01/27 - 12/01/46 .......... 862 731,271
3.50%, 12/01/41 - 01/01/48 .......... 1,105 958,863
4.00%, 08/01/40 - 12/01/45 .......... 329 293,616
4.50%, 07/01/26 - 09/01/48 .......... 456 420,581
5.00%, 05/01/35 - 02/01/42 .......... 592 567,270
5.50%, 02/01/35 - 06/01/41 .......... 320 314,692
6.00%, 08/01/28 - 11/01/39 .......... 14 14,114
Federal National Mortgage Association
3.50%, 11/01/46 ................. 326 278,492
4.00%, 01/01/41 ................. 27 23,525
6.00%, 07/01/39 ................. 243 242,861
Federal National Mortgage Association Variable
Rate Notes
(c)
3.06%, 09/01/27 ................. 161 149,090
3.22%, 03/01/27 ................. 490 459,012
Government National Mortgage Association
3.00%, 02/15/45 - 01/20/51 .......... 686 572,670
3.50%, 01/15/42 - 10/20/46 .......... 828 723,458
4.00%, 04/20/39 - 06/20/50 .......... 2,642 2,355,687
4.50%, 09/20/39 - 04/20/47 .......... 1,478 1,380,976
5.00%, 12/15/34 - 07/20/44 .......... 1,022 984,268
5.50%, 07/15/38 - 12/20/41 .......... 350 345,001
6.50%, 10/15/38 - 02/20/41 .......... 113 115,359
Uniform Mortgage-Backed Securities
1.50%, 11/25/38 - 11/25/53
(f)
......... 8,437 6,371,891
2.00%, 10/01/31 - 03/01/52 .......... 8,436 6,326,239
2.00%, 11/25/53
(f)
................ 13,801 10,132,953
2.50%, 04/01/30 - 03/01/32 .......... 841 778,006
2.50%, 11/25/38 - 11/25/53
(f)
......... 24,981 19,323,673
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00%, 04/01/28 - 08/01/50 .......... USD 2,604 $ 2,306,608
3.00%, 11/25/53
(f)
................ 10,806 8,644,907
3.50%, 11/01/27 - 06/01/52 .......... 9,617 8,086,851
4.00%, 08/01/31 - 05/01/52 .......... 5,290 4,671,320
4.00%, 11/25/53
(f)
................ 2,697 2,329,783
4.50%, 07/01/24 - 07/01/48 .......... 1,615 1,485,824
4.50%, 10/01/52
(g)
................ 11,291 10,147,427
4.50%, 11/25/53
(f)
................ 25,611 22,867,597
5.00%, 06/01/26 - 10/01/52 .......... 7,207 6,729,609
5.00%, 11/25/53
(f)
................ 16,429 15,145,577
5.50%, 06/01/24 - 03/01/40 .......... 481 472,685
5.50%, 03/01/53
(g)
................ 11,716 11,157,449
6.00%, 12/01/32 - 09/01/40 .......... 321 321,912
6.00%, 11/25/53
(f)
................ 12,251 11,920,621
6.50%, 09/01/36 - 05/01/40 .......... 85 86,438
160,722,765
Principal Only Collateralized Mortgage Obligations — 0.6%
Government National Mortgage
Association, Series 2023-130, Class OD,
5.93%, 09/20/53 ................. 2,190 1,519,814
Total U.S. Government Sponsored Agency Securities — 68.4%
(Cost: $188,708,764) ............................. 180,222,831
Total Long-Term Investments — 133.5%
(Cost: $374,799,146) ............................. 351,537,017
Shares
Shares
Short-Term Securities
Money Market Funds — 0.8%
Dreyfus Treasury Prime Cash Management
Institutional Shares, 5.29%
(h)
......... 2,171,816 2,171,816
Total Money Market Funds — 0.8%
(Cost: $2,171,816) .............................. 2,171,816
Par (000)
Pa r (000)
U.S. Treasury Obligations — 2.5%
U.S. Treasury Bills , 5.34%, 12/14/23
(i)
..... 6,663 6,620,879
Total U.S. Treasury Obligations — 2.5%
(Cost: $6,620,913) .............................. 6,620,879
Total Short-Term Securities — 3.3%
(Cost: $8,792,729) .............................. 8,792,695
Total Investments Before Options Written — 136.8%
(Cost: $383,591,875 ) ............................. 360,329,712
Total Options Written — (0.3)%
(Premium Received — $(450,347)) ................... (729,744)
Total Investments Net of Options Written — 136.5%
(Cost: $383,141,528 ) ............................. 359,599,968
Liabilities in Excess of Other Assets — (36.5)% ........... (96,191,157)
Net Assets — 100.0% ..............................
$ 263,408,811
(a)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Rounds to less than 1,000.
(f)
Represents or includes a TBA transaction.
(g)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(h)
Annualized 7-day yield as of period end.
(i)
Rates are discount rates or a range of discount rates as of period end.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond ..................................................... 67 12/19/23 $ 7,299 $ (737,649)
U.S. Treasury Ultra Bond ..................................................... 58 12/19/23 6,472 (933,419)
U.S. Treasury 2-Year Note .................................................... 61 12/29/23 12,350 (50,500)
(1,721,568)
Short Contracts
3-mo. SOFR ............................................................. 2 12/19/23 473 3,134
U.S. Treasury 10-Year Note ................................................... 125 12/19/23 13,254 301,393
U.S. Treasury 10-Year Ultra Note ............................................... 30 12/19/23 3,256 87,563
U.S. Treasury 5-Year Note .................................................... 515 12/29/23 53,789 365,325
3-mo. SOFR ............................................................. 2 03/19/24 473 8,475
3-mo. SOFR ............................................................. 2 06/18/24 473 822
3-mo. SOFR ............................................................. 2 09/17/24 474 (428)
766,284
$ (955,284)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
4.04% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/26/24 4.04 % USD 2,150 $ (45,603)
10-Year Interest Rate Swap
(a)
4.08% Semi-Annual 1-day SOFR Annual Bank of America NA 09/30/24 4.08 USD 2,150 (48,381)
(93,984)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.41% Semi-Annual Deutsche Bank AG 11/17/23 3.41 USD 9,400 (266,816)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.15% Semi-Annual Deutsche Bank AG 12/11/23 4.15 USD 10,300 (144,359)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.04% Semi-Annual
Goldman Sachs
International 09/26/24 4.04 USD 2,150 (114,000)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.08% Semi-Annual Bank of America NA 09/30/24 4.08 USD 2,150 (110,585)
(635,760)
$ (729,744)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.18% Annual 03/23/25 USD 5,800 $ (118,243) $ — $ (118,243)
1-day SOFR Annual 3.99% Annual 08/10/25 USD 7,700 (161,524) — (161,524)
1-day SOFR Annual 4.07% Annual 08/16/25 USD 7,700 (148,146) — (148,146)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 159 14,247 — 14,247
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 159 (14,349) — (14,349)
0.56% Quarterly 1-day EFFR Quarterly 10/21/30 USD 47 10,886 — 10,886

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 47 $ (11,089) $ — $ (11,089)
$ (428,218) $ — $ (428,218)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3.00 % Monthly JPMorgan Securities LLC 09/17/58 USD 3,100 $ 730,592 $ 289,397 $ 441,195
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.A ........ 2.00 % Monthly
Goldman Sachs
International 09/17/58 A USD 275 $ (30,215) $ (4,822) $ (25,393)
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 A USD 275 (30,215) (4,898) (25,317)
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 2,197 (517,778) (224,481) (293,297)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 1,012 (238,503) (40,875) (197,628)
CMBX.NA.15.BBB- .... 3.00 Monthly
Morgan Stanley & Co.
International plc 11/18/64 BBB- USD 500 (136,125) (90,416) (45,709)
$ (952,836) $ (365,492) $ (587,344)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5.33%
1-day SOFR ......................................... Secured Overnight Financing Rate 5.32
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ — $ 25,133 $ (453,351) $ —
OTC Swaps ..................................................... 289,397 (365,492) 441,195 (587,344) —
Options Written ................................................... N/A N/A 62,106 (341,503) (729,744)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 766,712 $ — $ 766,712
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 25,133 — 25,133
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 730,592 — — — — 730,592
$ — $ 730,592 $ — $ — $ 791,845 $ — $ 1,522,437
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,721,996 $ — $ 1,721,996
Options written
(b)
Options written at value ..................... — — — — 729,744 — 729,744
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 453,351 — 453,351
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 952,836 — — — — 952,836
$ — $ 952,836 $ — $ — $ 2,905,091 $ — $ 3,857,927
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
For the period ended October 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 781,091 $ — $ 781,091
Options written ........................ — — — — 324,810 — 324,810
Swaps .............................. — 15,950 — — 1,780 — 17,730
$ — $ 15,950 $ — $ — $ 1,107,681 $ — $ 1,123,631
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (413,788) $ — $ (413,788)
Options written ........................ — — — — (268,995) — (268,995)
Swaps .............................. — (20,677) — — (487,082) — (507,759)
$ — $ (20,677) $ — $ — $ (1,169,865) $ — $ (1,190,542)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 31,606,493
Average notional value of contracts — short ................................................................................. $ 73,633,421
Options
Average notional value of swaption contracts written ........................................................................... $ 43,450,000
Credit default swaps
Average notional value — buy protection ................................................................................... $ 3,100,000
Average notional value — sell protection ................................................................................... $ 4,259,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 206,279
Average notional value — receives fixed rate ................................................................................ $ 13,706,279

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 70,131 $ 54,211
Options
(a)
......................................................................................... — 729,744
Swaps — centrally cleared .............................................................................. — 25,936
Swaps — OTC
(b)
..................................................................................... 730,592 952,836
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 800,723 $ 1,762,727
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(70,131) (80,147)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 730,592 $ 1,682,580
(a)
Includes forward settling swaptions.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
(a)
Net Amount
of Derivative
Assets
JPMorgan Securities LLC ........................... $ 730,592 $ — $ — $ (730,592) $ —
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(a)
Net Amount of
Derivative
Liabilities
(b)
Bank of America NA .............................. $ 158,966 $ — $ — $ — $ 158,966
Deutsche Bank AG ............................... 928,953 — — (852,000) 76,953
Goldman Sachs International ........................ 428,321 — — (428,321) —
Morgan Stanley & Co. International plc .................. 166,340 — — (100,000) 66,340
$ 1,682,580 $ — $ — $ (1,380,321) $ 302,259
(a)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statement of Assets and Liabilities.

2023
BlackRock Semi-Annual Report To Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock U.S. Mortgage Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 49,654,189 $ — $ 49,654,189
Corporate Bonds ........................................ — 417,624 — 417,624
Non-Agency Mortgage-Backed Securities ........................ — 118,442,990 2,799,383 121,242,373
U.S. Government Sponsored Agency Securities .................... — 180,222,831 — 180,222,831
Short-Term Securities
Money Market Funds ...................................... 2,171,816 — — 2,171,816
U.S. Treasury Obligations ................................... — 6,620,879 — 6,620,879
$ 2,171,816 $ 355,358,513 $ 2,799,383 $ 360,329,712
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 441,195 $ — $ 441,195
Interest rate contracts ....................................... 766,712 25,133 — 791,845
Liabilities
Credit contracts ........................................... — (587,344) — (587,344)
Interest rate contracts ....................................... (1,721,996) (1,183,095) — (2,905,091)
$ (955,284) $ (1,304,111) $ — $ (2,259,395)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Non-Agency
Mortgage-
Backed
Securities
U.S.
Government
Sponsored
Agency
Securities Total
Investments
Assets/Liabilities
Opening balance, as of April 30, 2023 .................................................................... $ 386,024 $ 1,958,380 $ 77,040 $ 2,421,444
Transfers into Level 3 .............................................................................. — — — —
Transfers out of Level 3 ............................................................................. (386,024) — (77,040) (463,064)
Accrued discounts/premiums .......................................................................... — (12,586) — (12,586)
Net realized loss .................................................................................. — (2,749) — (2,749)
Net change in unrealized appreciation
(a)(b)
................................................................. — 57,901 — 57,901
Purchases ...................................................................................... — 914,610 — 914,610
Sales ......................................................................................... — (116,173) — (116,173)
Closing balance, as of October 31, 2023 ..................................................................
$ — $ 2,799,383 $ — $ 2,799,383
Net change in unrealized appreciation on investments still held at October 31, 2023
(b)
.....................................
$ — $ 57,901 $ — $ 57,901
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Statement of Assets and Liabilities
(unaudited)

October 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 360,329,712
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 1,482,000
Futures contracts .................................................................................................... 656,000
Centrally cleared swaps ................................................................................................ 323,150
Receivables: –
Swaps   .......................................................................................................... 68
Capital shares sold ................................................................................................... 183,407
Dividends — unaffiliated ............................................................................................... 10,046
Interest — unaffiliated ................................................................................................. 1,211,945
From the Manager ................................................................................................... 25,146
Variation margin on futures contracts ....................................................................................... 70,131
Swap premiums paid ................................................................................................... 289,397
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 441,195
Prepaid expenses ..................................................................................................... 76,968
Total assets .........................................................................................................
365,099,165
LIABILITIES
Bank overdraft ........................................................................................................ 60,960
Cash received: –
Collateral — OTC derivatives ............................................................................................ 760,000
Options written, at value
(b)
................................................................................................ 729,744
Payables: –
Investments purchased ................................................................................................ 98,114,992
Capital shares redeemed ............................................................................................... 600,389
Income dividend distributions ............................................................................................ 80,224
Investment advisory fees .............................................................................................. 72,139
Trustees' and Officer's fees ............................................................................................. 942
Professional fees .................................................................................................... 27,795
Service and distribution fees ............................................................................................. 4,458
Variation margin on futures contracts ....................................................................................... 54,211
Variation margin on centrally cleared swaps .................................................................................. 25,936
Other accrued expenses ............................................................................................... 205,728
Swap premiums received ................................................................................................ 365,492
Unrealized depreciation on: –
OTC swaps ........................................................................................................ 587,344
Total liabilities ........................................................................................................
101,690,354
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 263,408,811
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 320,168,226
Accumulated loss ..................................................................................................... (56,759,415)
NET ASSETS ........................................................................................................
$ 263,408,811
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 383,591,875
(b)
  Premiums received ........................................................................................... $ 450,347

Statement of Assets and Liabilities
(unaudited) (continued)
October 31, 2023
2023
BlackRock Semi-Annual Report To Shareholders

See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 244,901,836
Shares outstanding ..................................................................................................
29,471,815
Net asset value .....................................................................................................
$ 8.31
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 17,454,747
Shares outstanding ..................................................................................................
2,103,993
Net asset value .....................................................................................................
$ 8.30
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor C
Net assets .........................................................................................................
$ 1,052,228
Shares outstanding ..................................................................................................
126,822
Net asset value .....................................................................................................
$ 8.30
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001

Statement of Operations
(unaudited)

Six Months Ended October 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 61,705
Interest — unaffiliated ................................................................................................. 7,729,399
Total investment income .................................................................................................
7,791,104
EXPENSES
Investment advisory .................................................................................................. 548,442
Transfer agent — class specific .......................................................................................... 121,464
Registration ....................................................................................................... 43,791
Professional ....................................................................................................... 38,330
Accounting services .................................................................................................. 32,533
Service and distribution — class specific .................................................................................... 28,419
Printing and postage ................................................................................................. 13,370
Custodian ......................................................................................................... 6,978
Trustees and Officer .................................................................................................. 2,612
Miscellaneous ...................................................................................................... 75,346
Total expenses excluding interest expense .....................................................................................
911,285
Interest expense .................................................................................................... 348
Total expenses .......................................................................................................
911,633
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (99,487)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (120,199)
Total expenses after fees waived and/or reimbursed ..............................................................................
691,947
Net investment income ..................................................................................................
7,099,157
REALIZED AND UNREALIZED GAIN (LOSS) $ (20,130,280)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (10,956,525)
Futures contracts .................................................................................................. 781,091
Options written ................................................................................................... 324,810
Swaps ......................................................................................................... 17,730
A
(9,832,894)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (9,106,843)
Futures contracts .................................................................................................. (413,788)
Options written ................................................................................................... (268,995)
Swaps ......................................................................................................... (507,759)
A
(10,297,385)
Net realized and unrealized loss ............................................................................................
(20,130,279)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (13,031,122)

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report To Shareholders

See notes to financial statements.
BlackRock U.S. Mortgage Portfolio
Six Months Ended
10/31/23 (unaudited)
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 7,099,157  $ 10,277,376
Net realized loss .................................................................................. (9,832,894) (9,848,369)
Net change in unrealized appreciation (depreciation) .......................................................... (10,297,385) (1,894,409)
Net decrease in net assets resulting from operations ............................................................ (13,031,122) (1,465,402)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ..................................................................................... (6,296,327) (9,669,534)
  Investor A ...................................................................................... (433,651) (739,871)
  Investor C ...................................................................................... (21,042) (51,980)
Decrease in net assets resulting from distributions to shareholders ................................................... (6,751,020) (10,461,385)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 3,640,519  37,352,511
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (16,141,623) 25,425,724
Beginning of period .................................................................................. 279,550,434  254,124,710
End of period ......................................................................................
$ 263,408,811  $ 279,550,434
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.61%, 0.45% and 0.45%, respectively.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.56%, 0.45% and 0.45%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Institutional
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Net asset value, beginning of period ...........
$ 8.93  $ 9.47  $ 10.46  $ 10.07  $ 10.04  $ 9.96
Net investment income
(a)
...................
0.23  0.36  0.22  0.27  0.28  0.32
Net realized and unrealized gain (loss) ..........
(0.63) (0.55) (0.97) 0.43  0.08  0.14
Net increase (decrease) from investment operations .. (0.40) (0.19) (0.75) 0.70  0.36  0.46
Distributions from net investment income
(b)
...... (0.22) (0.35) (0.24) (0.31) (0.33) (0.38)
Net asset value, end of period ................ $ 8.31  $ 8.93  $ 9.47  $ 10.46  $ 10.07  $ 10.04
Total Return
(c)
— — — — — —
Based on net asset value .................... (4.60)%
(d)
(1.91)% (7.33)% 7.07% 3.61% 4.73%
Ratios to Average Net Assets
(e)
Total expenses ...........................
0.64%
(f)(g)
0.59% 0.58%
(h)
0.58% 0.81% 1.62%
Total expenses after fees waived and/or reimbursed ..
0.48%
(f)(g)
0.45% 0.47%
(h)
0.45% 0.68% 1.44%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ..................
0.48%
(f)(g)
0.45% 0.47%
(h)
0.45% 0.45% 0.45%
Net investment income .....................
5.20%
(g)
3.94% 2.10% 2.65% 2.73% 3.26%
Supplemental Data
Net assets, end of period (000) ................ $ 244,902  $ 259,479  $ 227,622  $ 242,171  $ 221,437  $ 211,534
Portfolio turnover rate
( i )
...................... 165% 533% 937% 1,196% 1,334% 1,580%
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Portfolio turnover rate (excluding MDRs) ...............................
36% 140% 378% 654% 860% 841%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report To Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.90%, 0.70% and 0.70%, respectively.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.89%, 0.70% and 0.70%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Investor A
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Net asset value, beginning of period ...........
$ 8.92  $ 9.46  $ 10.44  $ 10.05  $ 10.02  $ 9.94
Net investment income
(a)
...................
0.22  0.32  0.19  0.25  0.25  0.30
Net realized and unrealized gain (loss) ..........
(0.64) (0.53) (0.96) 0.43  0.09  0.14
Net increase (decrease) from investment operations .. (0.42) (0.21) (0.77) 0.68  0.34  0.44
Distributions from net investment income
(b)
...... (0.20) (0.33) (0.21) (0.29) (0.31) (0.36)
Net asset value, end of period ................ $ 8.30  $ 8.92  $ 9.46  $ 10.44  $ 10.05  $ 10.02
Total Return
(c)
— — — — — —
Based on net asset value .................... (4.72)%
(d)
(2.16)% (7.49)% 6.81% 3.35% 4.47%
Ratios to Average Net Assets
(e)
Total expenses ...........................
0.93%
(f)(g)
0.92% 0.92%
(h)
0.90% 1.14% 1.94%
Total expenses after fees waived and/or reimbursed ..
0.73%
(f)(g)
0.70% 0.72%
(h)
0.70% 0.93% 1.69%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ..................
0.73%
(f)(g)
0.70% 0.72%
(h)
0.70% 0.70% 0.70%
Net investment income .....................
4.95%
(g)
3.59% 1.86% 2.43% 2.50% 3.01%
Supplemental Data
Net assets, end of period (000) ................ $ 17,455  $ 18,940  $ 23,728  $ 25,047  $ 21,913  $ 26,577
Portfolio turnover rate
( i )
...................... 165% 533% 937% 1,196% 1,334% 1,580%
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Portfolio turnover rate (excluding MDRs) ...............................
36% 140% 378% 654% 860% 841%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.66%, 1.45% and 1.45%, respectively.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.64%, 1.45% and 1.45%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Investor C
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Net asset value, beginning of period ...........
$ 8.92  $ 9.46  $ 10.44  $ 10.05  $ 10.02  $ 9.94
Net investment income
(a)
...................
0.18  0.24  0.12  0.18  0.18  0.22
Net realized and unrealized gain (loss) ..........
(0.63) (0.52) (0.96) 0.42  0.08  0.14
Net increase (decrease) from investment operations .. (0.45) (0.28) (0.84) 0.60  0.26  0.36
Distributions from net investment income
(b)
...... (0.17) (0.26) (0.14) (0.21) (0.23) (0.28)
Net asset value, end of period ................ $ 8.30  $ 8.92  $ 9.46  $ 10.44  $ 10.05  $ 10.02
Total Return
(c)
— — — — — —
Based on net asset value .................... (5.08)%
(d)
(2.89)% (8.18)% 6.01% 2.58% 3.70%
Ratios to Average Net Assets
(e)
Total expenses ...........................
1.70%
(f)(g)
1.69% 1.67%
(h)
1.66% 1.89% 2.69%
Total expenses after fees waived and/or reimbursed ..
1.49%
(f)(g)
1.45% 1.47%
(h)
1.45% 1.68% 2.44%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ..................
1.49%
(f)(g)
1.45% 1.47%
(h)
1.45% 1.45% 1.45%
Net investment income .....................
4.20%
(g)
2.68% 1.12% 1.72% 1.75% 2.25%
Supplemental Data
Net assets, end of period (000) ................ $ 1,052  $ 1,132  $ 2,775  $ 4,177  $ 6,258  $ 7,786
Portfolio turnover rate
( i )
...................... 165% 533% 937% 1,196% 1,334% 1,580%
Six Months
Ended
10/31/23
(unaudited)
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Portfolio turnover rate (excluding MDRs) ...............................
36% 140% 378% 654% 860% 841%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report To Shareholders

1. ORGANIZATION
Managed Account Series II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock U.S. Mortgage Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors.
Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a
CDSC
for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period and/or as of the report date.
The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report To Shareholders

appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report To Shareholders

subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended October 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2023, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2023, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended October 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.40%
$1 billion - $3 billion ..................................................................................................... 0.38
$3 billion - $5 billion ..................................................................................................... 0.36
$5 billion - $10 billion .................................................................................................... 0.35
Greater than $10 billion ................................................................................................... 0.34
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —
Investor C ................................................................................................. 0.25 0.75%
Share Class
Service and
Distribution
Fees - Class
Specific
Investor A ........................................................................................................ $ 23,078
Investor C ........................................................................................................ 5,341
$ 28,419
Institutional Investor A Investor C Total
Reimbursed Amount ................................................................. $ 986 $ 244 $ 78 $ 1,308
Institutional Investor A Investor C Total
Transfer agent fees - class specific ....................................................... $ 108,860 $ 11,859 $ 745 $ 121,464

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report To Shareholders

Other Fees: For the six months  ended  October 31, 2023 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $354 .
For the six months ended October 31, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the
Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. For the six months ended October 31, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended October 31, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended October 31, 2023, the Manager waived and/
or reimbursed investment advisory fees of $99,487 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statement of Operations. For the six months ended October 31, 2023, class specific expense waivers and/or reimbursements are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended October 31, 2023, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended October 31, 2023, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls, excluding short-term securities, were $606,255,729 and $568,097,579, respectively.
For the six months ended October 31, 2023, purchases and sales related to mortgage dollar rolls were $446,033,120 and $445,585,829, respectively.
Investor C $ 7
Institutional Investor A Investor C
Expense Limitations ................................................................. 0.45% 0.70% 1.45%
Share Class
Transfer Agent Fees
Waived and/or Reimbursed
by the Manager - Class
Specific
Institutional ....................................................................................................... $ 107,644
Investor A ........................................................................................................ 11,817
Investor C ........................................................................................................ 738
$ 120,199

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of April 30, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $21,775,703.
As of October 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the
Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock U.S. Mortgage Portfolio ..................................... $ 384,702,913 $ 3,110,490 $ (29,292,739) $ (26,182,249)

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report To Shareholders

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
10/31/23
Year Ended
04/30/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock U.S. Mortgage Portfolio
Institutional
Shares sold .............................................
5,466,278 $ 47,933,698 18,643,231 $ 164,373,933
Shares issued in reinvestment of distributions ........................
678,746 5,875,416 948,944 8,506,037
Shares redeemed .........................................
(5,715,658) (50,008,973) (14,573,216) (130,448,672)
429,366 $ 3,800,141 5,018,959 $ 42,431,298
Investor A
Shares sold and automatic conversion of shares .......................
334,078 $ 2,914,924 677,781 $ 5,987,452
Shares issued in reinvestment of distributions ........................
47,749 412,695 79,052 708,793
Shares redeemed .........................................
(401,460) (3,483,153) (1,141,726) (10,273,579)
(19,633) $ (155,534) (384,893) $ (3,577,334)
Investor C
Shares sold .............................................
27,141 $ 234,301 623 $ 5,833
Shares issued in reinvestment of distributions ........................
2,394 20,674 5,634 50,685
Shares redeemed and automatic conversion of shares ..................
(29,566) (259,063) (172,695) (1,557,971)
(31) $ (4,088) (166,438) $ (1,501,453)
409,702 $ 3,640,519 4,467,628 $ 37,352,511

Disclosure of Investment Advisory Agreement
2023
BlackRock Semi-Annual Report To Shareholders

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Managed Account Series II (the “Trust”) met on May 4, 2023
(the “May Meeting”) and June 1-2, 2023 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock U.S. Mortgage Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment adviser.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to them on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and its Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the fourth quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors

Disclosure of Investment Advisory Agreement
(continued)
2023
BlackRock Semi-Annual Report To Shareholders

including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.
The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Additional Information

Additional Information
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2023
BlackRock Semi-Annual Report To Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
EFFR Effective Federal Funds Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
MAS-10/23-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

  <<section302>>
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(4) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          Managed Account Series II

Date: December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          Managed Account Series II

Date: December 21, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
Managed Account Series II

Date: December 21, 2023